SEGMENTED INFORMATION - Schedule of Segmented Information (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Cash and restricted cash	$ 4,971,650	$ 4,747,578	$ 4,277,561	$ 2,860,447
Capital assets	1,334,549	1,304,797	1,140,147
Total	6,306,199	6,052,375	5,417,708
Canada [Member]
Segment Reporting Information [Line Items]
Cash and restricted cash	4,649,019	4,330,650	3,704,205
Capital assets	0	0	0
Ghana [Member]
Segment Reporting Information [Line Items]
Cash and restricted cash	322,631	416,928	573,356
Capital assets	$ 1,334,549	$ 1,304,797	$ 1,140,147